UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Bessent Capital, LLC
Address:  900 3rd Avenue, 29th Floor
          New York, NY 10022

13 File Number: 28-06151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      John F. Freeman
Title:
Phone:
Signature, Place and Date of Signing:

    John F. Freeman  January 26, 2004


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    53338

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALTRIA GROUP INC               COMMON STOCK     02209S103    10884   200000 SH       SOLE                 200000        0        0
D BRISTOL MYERS SQUIBB CO USD.10 COMMON STOCK     110122108    10639   372000 SH       SOLE                 372000        0        0
D HUGHES ELECTRONICS CORP        COMMON STOCK     444418107     5817   351513 SH       SOLE                 351513        0        0
D NEWS CORP LTD SPONS ADR REPSTG ADRS STOCKS      652487802     1189    39315 SH       SOLE                  39315        0        0
D TIME WARNER INC COM STK        COMMON STOCK     887317105    24809  1379050 SH       SOLE                1379050        0        0
S REPORT SUMMARY                  5 DATA RECORDS               53338        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED